Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (2,885)		€ (3,291)		€ (2,623)
Interest paid		(485)		(587)		(559)
Interest received		331		447		547
Dividends received from non-consolidated entities		17		52		17
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax		0		0		42	[1]
Net change in short-term debt and other financial instruments	[2]	(1,100)		59		751	[1]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		847	[3]	1,461		807	[1],[3]
Cash and cash equivalents		7,657		7,441		8,710	[1]
Net change in deferred taxes		(2,439)		(802)		(1,233)	[1]
Other cash flows		(422)	[4]	110	[5]	895	[6]
Adjustments For Non Current Financial Assets and Deferred Tax Expense		45		(146)		(1)
Blueprint Medicines Corporation
Condensed Cash Flow Statements, Captions [Line Items]
Other cash flows		666
Opella Business
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents		667		167
Enjaymo global rights
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax				768
Commercial paper program in USA
Condensed Cash Flow Statements, Captions [Line Items]
Net change in short-term debt and other financial instruments		€ 356		€ 262		€ 946

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(j)For 2025, 2024 and 2023, this line item includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies
(primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents. For 2025, it also includes (i) a cash outflow of
€356 million relating to a US commercial paper program and (ii) a cash outflow of €666 million arising from the settlement on July 18, 2025 of the financial liabilities of Blueprint Medicines, acquired on July 17, 2025 (see Note D.1.1.4). For 2024, this line item mainly comprises a US commercial paper program for €262 million.

[3]	(g)For 2025 and 2023, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments. For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million.

[4]	(a) These amounts include €(356) million related to the US commercial paper program.
[5]	(a)These amounts mainly comprise €262 million related to the US commercial paper program.
[6]	a)These amounts mainly comprise €946 million related to the US commercial paper program.